Note 23 - Financial instruments - Schedule of Financial Assets and Liabilities by Categories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Amortised costs, total financial assets	$ 21,658	$ 5,157
Fair value, total financial assets	9,814	4,421
Total financial assets	31,472	9,578
Total financial liabilities	(2,045)	855
Fair value, total financial liabilities	0	0
Total financial liabilities	(2,045)	855
Financial assets, cash [member]
Statement Line Items [Line Items]
Amortized cost, assets	21,197	4,912
Fair value, assets	0	0
Current financial assets	21,197	4,912
Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
Fair value, assets	7,783	2,358
Current financial assets	7,783	2,358
Financial assets, other investments [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
Fair value, assets	2,031	2,063
Current financial assets	2,031	2,063
Financial assets, deposits [member]
Statement Line Items [Line Items]
Amortized cost, assets	66	191
Fair value, assets		0
Current financial assets	66	191
Trade receivables [member]
Statement Line Items [Line Items]
Amortized cost, assets	395	54
Fair value, assets		0
Current financial assets	395	54
Financial Liabilities, accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Amortised costs, liabilities	(2,023)	855
Fair value, liabilities	0	0
Current financial liabilities	(2,023)	855
Financial liabilities, deferred government grant [member]
Statement Line Items [Line Items]
Amortised costs, liabilities	(22)	0
Fair value, liabilities		0
Current financial liabilities	$ (22)	$ 0